BEA INCOME FUND, INC.
153 EAST 53RD STREET
NEW YORK, NY 10022

--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS

Daniel H. Sigg                              Michael A. Pignataro
Chairman and Chief                          Vice President
Executive Officer
                                            Richard J. Lindquist
Robert J. Moore                             Vice President
President and Chief
Investment Officer                          Hal Liebes
                                            Secretary
Prof. Enrique R. Arzac
Director                                    Harvey M. Rosen
                                            Treasurer
Lawrence J. Fox
Director                                    Paul P. Stamler
                                            Assistant Treasurer
James S. Pasman, Jr.
Director                                    John M. Corcoran
                                            Assistant Treasurer
--------------------------------------------------------------------------------
INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, NY 10022
--------------------------------------------------------------------------------
ADMINISTRATOR
Chase Global Funds Services Company
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003
Phone 1-800-428-8890
--------------------------------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, NY 10022
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110
--------------------------------------------------------------------------------
INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A brochure further describing the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, can be obtained from the Plan's agent at (800) 428-8890.



IIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIII

                             BEA INCOME FUND, INC.

IIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIIII




                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

BEA Income Fund, Inc.


-------
Dear Shareholders:
We are pleased to report on the results of the BEA Income Fund, Inc. (the "Fund") for the quarter ended September 30, 1995.
  At September 30, 1995 the Fund's net asset value (NAV) was $8.52, compared to an NAV of $8.47 at June 30, 1995. As a result, the Fund's total return (assuming reinvestment of dividends) was 2.74%. For the 12-month period ended September 30, 1995 the Fund posted a 14.31% return.
  In an increasingly positive interest rate environment, and in the wake of very strong performance during the first half of the year, the bond market in the third quarter was notable mainly for its tranquillity. Quarterly returns for all the domestic investment grade sectors were clustered quite close together, ranging from 1.76% for government bonds to 2.36% for corporates, with mortgages falling approximately in the middle. High yield bonds were the best domestic performers during the quarter, returning 3.01%. In each of these sectors, the return consisted almost entirely of coupon; there was little opportunity for significant capital gain, as spreads were virtually unchanged over the course of the quarter.
  This reflects a settling in, as fixed income investors continue to perceive a relatively benign investing environment. Recently released economic statistics have served to reinforce this positive impression, showing continued slow and steady growth with subdued inflation. The yield curve flattened during the quarter, as the yield on the benchmark 30-year Treasury bond declined by about 14 basis points to just under 6.5%, while the yield on the 2-year Treasury note was unchanged at 5.8%.
  At the beginning of the third quarter, we perceived good value in the mortgage market, as the effects of a continued rally were priced into the market. As it has turned out thus far, the portfolio benefited from the excess yield in this sector, but the anticipated capital gains have yet to develop. We continue to believe that this sector will perform well and will maintain our current allocation.
  The U.S. High Yield market posted positive performance in the third quarter of 1995 with new cash buyers continuing to enter the market and with high yield spreads remaining unchanged versus Treasuries as interest rates drifted lower. This resulted in principal price increases of 0.76% which combined with coupon income of 2.25% for a 3.01% return as measured by the Salomon Brothers High Yield Market Index. The high quality sectors of the high yield market outperformed slightly during the quarter with BB-rated issues posting a total return of 3.01% versus 2.96% for B-rated issues and 2.70% for CCC-rated issues. During the quarter the cash pay sector posted a total return of 2.98% versus 3.32% for the deferred interest sector and 3.23% for the bankrupt sector. High yield mutual fund investors continued to enter the market, with AMG Data Services reporting inflows of $2.6 billion during the quarter. Net high yield fund inflows of $7.9 billion for year-to-date 1995 can be compared with net inflows of $1.8 billion for the year-to-date 1994. New issuance for the quarter totaled $12.0 billion and for 1995 year-to-date totaled $29.9 billion versus $32.0 billion for year-to-date 1994.
  Our long term outlook continues to be positive for the credit fundamentals of many high yield issuers, including cyclical sectors such as paper and chemicals. We also remain positive on selected gaming companies, particularly in Atlantic City and Las Vegas, and on industry sectors such as health care and cable where we have seen continued merger activity. The expectation of lower interest rates has also benefited the high yield sector as money has continued to flow into the market from yield seeking investors. Our strategy continues to be focused on opportunistically investing in companies that we believe offer operating performance improvement and de-leveraging potential over the longer term.

  Our overall view on the market is essentially unchanged since our last report. We continue to expect that liquidity in the market will be sufficient to favor our portfolio structure. We will continue to focus on high yield investments maintaining our current 70% allocation. Within the investment grade sector, we will continue to focus on high yielding, short maturity mortgage and asset backed securities.
  We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio allocations, or management can be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Shareholder Servicing Agent at (800) 428-8890.

Respectfully,


Robert J. Moore
President and Chief Investment Officer

November 6, 1995

PORTFOLIO OF INVESTMENTS (UNAUDITED)

-------
September 30, 1995

                                          Face
                                 Moody's Amount
                                 Ratings (000)     Value
------------------------------------------------------------
------------
 CORPORATE OBLIGATIONS (83.3%)
------------------------------------------------------------
------------
 COMMUNICATIONS (14.7%)
              Adelphia Communications:
              Series B, Sr.
               Notes
        (/4/) 9.50%, 2/15/04        B3   $  574 $    482,097
              Sr. Notes
              12.50%, 5/15/02       B3      650      650,000
        (/8/) American Telecasting,
               Inc.
              Sr. Discount
              Notes 0.00%,
               6/15/04             Caa      113       66,670
              Cablevision Industries
               Corp.
              Sr. Debentures
              9.25%, 4/1/08         B1      975    1,035,937
              Cablevision System Corp.
              Sr. Sub. Notes
              9.875%, 2/15/13       B3      500      527,500
              Chancellor Broadcasting
               Co.
              Gtd. Sr. Sub.
              Notes 12.50%,
               10/1/04              B3    1,000    1,055,000
              Citicasters, Inc.,
               Series B
              Sr. Sub. Notes
              9.75%, 2/15/04       N/R    1,500    1,500,000
        (/8/) Commodore Media, Inc.
              Sr. Sub. Notes
              7.50%, 5/1/03        N/R      300      268,500
              Continental Cablevision,
               Inc.:
              Sr. Debentures
              9.50%, 8/1/13        Ba2    1,250    1,303,125
              Sr. Sub
              Debentures
              11.00%, 6/1/07        B1    1,150    1,270,750
        (/8/) Dial Call Communications
              Sr. Discount
              Notes 0.00%,
               4/15/04             Caa      750      390,000
        (/4/) Falcon Holdings Group
               L.P.
              Sr. Sub. Notes
              11.00%, 9/15/03      N/R    1,597    1,500,723
              Galaxy
               Telecommunications L.P.
              Sr. Sub. Notes
              12.375%, 10/1/05      B3      300      299,250
              General Media,
               Inc.
               Sr. Notes
               10.625%,
               12/31/00             B2      625      500,000
   (/3/)(/6/) Granite Broadcasting
               Corp.
              Sr. Sub. Notes
              10.375%, 5/15/05      B3      300      307,125
        (/8/) Helicon Group
               L.P.
               Sr. Secured
               Notes 9.00%,
               11/1/03             Caa    2,000    1,880,000
              Heritage Media
               Corp.
               Gtd. Sr. Sub.
               Notes 11.00%,
               10/1/02              B2    1,500    1,597,500
        (/8/) Imax Corp.,
               Series B
               Yankee Sr.
               Notes
               7.00%, 3/1/01        B1    1,000      940,000

                                                      Face
                                             Moody's Amount
                                             Ratings (000)     Value
------------------------------------------------------------------------
------------
              Jones
               Intercable,
               Inc.
               Sr. Sub.
               Debentures
               11.50%, 7/15/04                  B1   $1,000 $  1,092,500
              Metrocall, Inc.
               Sr. Sub. Notes
               10.375%,
               10/1/07                          B2      500      507,500
        (/8/) MFS Communications Co., Inc.
               Discount Notes
               0.00%, 1/15/04                   B2    1,000      757,500
              Mobile
               Telecommunications
               Technologies
               Corp. Sr. Sub.
               Notes 13.50%,
               12/15/02                         B2      500      560,000
        (/8/) Nextel Communications
               Sr. Notes
               0.00%, 8/15/04                   B3    2,300    1,132,750
              NWCG Holding
               Corp.
               Sr. Discount
               Notes
               Zero Coupon, 6/15/99            Caa      900      598,500
        (/8/) Pagemart Nationwide, Inc.
               Sr. Disc. Notes
               0.00%, 2/1/05                   N/R    2,000    1,290,000
              Paging Network,
               Inc.
               Sr. Sub. Notes
               10.125%, 8/1/07                  B2    1,000    1,040,000
        (/8/) PriCellular Wireless
               Corp.
               Sr. Discount
               Notes 0.00%,
               10/1/03                          B3      500      355,000
              Rogers
               Cablesystems
               of America, Series A,
               Yankee Sr.
               Notes
               10.00%, 3/15/05                 Ba3      300      315,000
              Scott Cable
               Communications,
               Inc. Sub.
               Debentures
               12.25%, 4/15/01                  B3      500      335,000
   (/2/)(/6/) Simmons Cable
               Sr. Sub. Notes
               15.747%,
               4/30/96                         N/R      750      390,000
              Sinclair Broadcast Group
               Sr. Sub. Notes
               10.00%, 9/30/05                  B1      500      508,750
              Spanish Broadcasting
               Systems
               Sr. Notes
               7.50%, 6/15/02                   B3    1,500    1,473,750
              Summit Communications
               Sr. Sub.
               Debentures
               10.50%, 4/15/05                  B3      500      550,000
              United International
               Holdings
               Sr. Sec.
               Debentures
               Zero Coupon, 1/15/99             B3    3,000    1,920,000

                                                    Face
                                           Moody's Amount
                                           Ratings  (000)     Value
-----------------------------------------------------------------------
------------
              Univision Network Holding
               Sub. Notes
               Zero Coupon, 12/17/02         N/R   $ 1,500 $    900,000
        (/8/) Videotron
               Holdings plc
               Yankee Discount Notes
               0.00%, 8/15/05                 B3     2,000    1,320,000
                                                           ------------
              GROUP TOTAL                                    30,620,427
                                                           ------------
-----------------------------------------------------------------------
------------
 CONSUMER PRODUCTS (5.0%)
              American Rice,
               Inc.
               Secured Mortgage Notes
               13.00%, 7/31/02                B3       500      472,500
              Doskocil
               Companies
               Sr. Sub. Notes
               9.75%, 7/15/00                 B2       250      245,625
              Fort Howard
               Corp.
               Sub. Notes
               10.00%, 3/15/03                B2     1,250    1,237,500
              Jordan
               Industries
               Sr. Notes
               10.375%, 8/1/03                B3     1,200    1,122,000
              Mail-Well Corp.
               Sr. Sub. Notes
               10.50%, 2/15/04                B3     1,500    1,455,000
        (/8/) Mail-Well Holdings, Inc.
               Sr. Deferred
               Notes
               0.00%, 2/15/06                Caa       500      300,000
              Marvel III Holdings, Inc.:
               Series B
               Sr. Secured Debentures
               9.125%, 2/15/98               Caa     1,100    1,023,000
   (/3/)(/6/) Renaissance
               Cosmetics
               Sr. Notes
               13.75%, 8/15/01               N/R     1,500    1,492,500
              Revlon Consumer
               Products, Inc., Series B
               Sr. Sub. Notes
               10.50%, 2/15/03                B3     1,000    1,010,000
              Revlon Worldwide
               Sr. Secured
               Notes
               Zero Coupon, 3/15/98           B3       700      511,875
        (/8/) Specialty Foods
               Acquisition
               Corp.
               Series B
               Sr. Secured Debentures
               0.00%, 8/15/05                 Ca     2,000    1,040,000
        (/9/) Thermoscan, Inc.
               Sr. Sub. Notes
               13.5625%,
               8/15/01                       N/R       500      515,000
                                                           ------------
              GROUP TOTAL                                    10,425,000
                                                           ------------
-----------------------------------------------------------------------
------------
 FINANCE (7.5%)
              American Express
               Eurobond
               Zero Coupon, 12/12/00         N/R     5,000    3,565,000
              Comcast Corp.
               Sr. Sub. Notes
               9.375%, 5/15/05                B1       300      303,750

                                                    Face
                                           Moody's Amount
                                           Ratings  (000)     Value
------------------------------------------------------------------------
------------
              GMAC
               Medium Term
               Notes
               5.95%, 12/14/98                A3   $ 4,000 $   3,938,560
        (/3/) Goldman Sachs & Co.
               Medium Term
               Notes 6.20%,
               2/15/01                        A1     3,000     2,893,800
              GPA Holland B.V.:
               Medium Term Notes
        (/3/) 8.50%, 3/3/97                  N/R       550       522,500
        (/3/) 8.625%, 1/15/99                Caa       750       645,938
        (/3/) 9.12%, 2/24/99                 Caa       250       217,500
              Tiphook
               Financial Corp.
               Gtd. Notes
               8.00%, 3/15/00                Caa       697       557,600
              Western National Corp.
               Sr. Notes
               7.125%, 2/15/04              Baa1     3,000     2,979,510
                                                           -------------
              GROUP TOTAL                                     15,624,158
                                                           -------------
------------------------------------------------------------------------
------------
 INDUSTRIAL (13.8%)
              AK Steel Corp.
               Gtd. Sr. Notes
               10.75%, 4/1/04                Ba3       950     1,014,125
        (/3/) Alpine Group,
               Inc.
               Gtd. Sr. Notes
               12.25%, 7/15/03                B3     2,500     2,293,750
              Arcadian Partners L.P.
               Series B, Sr.
               Notes
               10.75%, 5/1/05                 B2       900       945,000
              Armco, Inc.
               Sr. Notes
               11.375%,
               10/15/99                       B2       815       843,525
              Bayou Steel
               Corp.
               First Mortgage Notes
               10.25%, 3/1/01                 B2       500       473,750
              Berg
               Electronics,
               Inc.
               Gtd. Sub. Debentures
               11.375%, 5/1/03                B3     1,000     1,060,000
              Boise Cascade
               Co.
               Notes
               9.85%, 6/15/02               Baa3     3,000     3,378,750
              Container Corp. of America
               Gtd. Notes
               9.75%, 4/1/03                  B2       500       502,500
              Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                 B3       500       492,500
              Doman Industries Ltd.
               Yankee Gtd. Sr. Notes
               8.75%, 3/15/04                Ba3       650       630,500
              Easco Corp.,
               Series B Sr.
               Notes
               10.00%, 3/15/01                B1       500       490,000
              Geneva Steel Co.
               Sr. Notes
               9.50%, 1/15/04                 B1       250       186,250
              Genmar Holdings, Series A
               Sr. Sub. Notes
               13.50%, 7/15/01                B3       500       487,500

                                                    Face
                                           Moody's Amount
                                           Ratings  (000)     Value
-----------------------------------------------------------------------
------------
              Grupo Industrial Durango
               Yankee Notes
               12.00%, 7/15/01                B1   $   325 $    296,563
              Gulf States
               Steel Corp.
               First Mortgage Notes
               13.50%, 4/15/03                B1       400      378,000
        (/3/) Hanson America,
               Inc.
               Conv. Sr. Discount Notes
               2.39%, 3/1/01                  A3     2,000    1,595,000
              Harris Chemical
               N.A.:
        (/8/)  Sr. Secured Debentures
               0.00%, 7/15/01                 B2     1,425    1,261,125
              Notes
              10.75%, 10/15/03                B3     1,000      840,000
              Huntsman Corp.
               First Mortgage Notes
               11.00%, 4/15/04                B1       750      813,750
        (/8/) INDSPEC Chemical
               Corp. Sr. Sub.
               Notes
               0.00%, 12/1/03                 B3     1,496    1,009,800
              Malette, Inc.
               Sr. Secured Debentures
               12.25%, 7/15/04               Ba3     1,000    1,110,000
              NL Industries:
               Sr. Secured
               Debentures
               11.75%,
               10/15/03                       B1       500      527,500
        (/8/) Secured Debentures
               10.00%, 10/15/05               B2     1,000      742,500
              Repap Wisconsin,
               Inc.
               Sr. Secured
               Debentures
               9.875%, 5/1/06                 B3       400      386,000
              Trans-Resources,
               Inc.
               Sr. Sub. Notes
               11.875%, 7/1/02                B2       500      470,000
              UCC Investor
               Holdings, Inc.
               Sr. Sub. Notes
               11.00%, 5/1/03                 B3     1,500    1,533,750
              Uniroyal Technology Corp.
               Sr. Secured Debentures
               11.75%, 6/1/03                 B2       500      460,000
              USX Corp.
               Notes
               9.625%, 8/15/03              Baa3     3,000    3,399,150
              WCI Steel, Inc.,
               Series B
               Sr. Notes
               10.50%, 3/1/02                 B1       600      585,000
              WHX Corp.
               Sr. Notes
               9.375%,
               11/15/03                       B1       500      457,500
                                                           ------------
              GROUP TOTAL                                    28,663,788
                                                           ------------
-----------------------------------------------------------------------
------------
 MANUFACTURING (14.1%)
        (/8/) American Standard Inc.
               Sr. Sub.
               Debentures
               0.00%, 6/1/05                  B1     2,100    1,706,250
              Associated Materials, Inc.
               Sr. Sub. Notes
               11.50%, 8/15/03                B3       500      460,000
              Atlantis Group,
               Inc.
               Sr. Notes
               11.00%, 2/15/03                B2     1,235    1,136,200

                                                       Face
                                              Moody's Amount
                                              Ratings  (000)     Value
--------------------------------------------------------------------------
------------
        (/8/) Building Materials Corp.
               Series B, Notes
               0.00%, 7/1/04                     B1   $ 1,200 $    750,000
              Consoltex Group,
               Inc.
               Series B
               Gtd. Sr. Sub.
               Notes
               11.00%, 10/1/03                   B2     1,000      940,000
        (/8/) Crown Packaging Holdings
               Series B, Sr.
               Sub. Notes
               0.00%, 11/1/03                   Caa     2,550    1,160,250
              Domtar, Inc.
               Yankee
               Debentures
               11.25%, 9/15/17                  Ba1     1,250    1,325,000
        (/8/) Exide Corp.
               Sr. Sub.
               Debentures
               0.00%, 12/15/04                   B2     1,000      790,000
              Gaylord Container Corp.:
               Sr. Notes
               11.50%, 5/15/01                   B3     1,700    1,768,000
        (/8/)  Sr. Sub.
               Debentures
               0.00%, 5/15/05                   Caa     1,000      985,000
              G.I. Holdings, Inc., Series B
               Sr. Deferred
               Notes
               Zero Coupon,
               10/1/98                          Ba3     1,000      725,000
              Interlake Corp.
               Sr. Sub.
               Debentures
               12.125%, 3/1/02                   B3     1,000      980,000
              Ithaca
               Industries,
               Inc.
               Sr. Sub. Notes
               11.125%,
               12/15/02                          B3       900      855,000
              Ivex Holdings
               Corp.
               Sr. Debentures
        (/8/)  0.00%, 3/15/05                   Caa     1,500      870,000
              IVEX Packaging
               Corp.
               Sr. Sub Notes
               12.50%,
               12/15/02                          B3       500      542,500
              Mafco, Inc.
               Sr. Sub. Notes
               11.875%,
               11/15/02                          B3       550      566,500
              MVE, Inc.
               Sr. Secured
               Debentures
               12.50%, 2/15/02                   B3       650      689,000
              Plastic
               Specialties &
               Technology
               Sr. Secured
               Debentures
               11.25%, 12/1/03                   B3       500      457,500
              Rexene Corp.
               Sr. Notes
               11.75%, 12/1/04                   B1     1,000    1,072,500
              Riverwood
               International
               Corp.
               Sr. Sub. Notes
               10.375%,
               6/30/04                           B1       500      550,000
        (/6/) Rotor Tool
               Company
               Sr. Sub. Notes
               12.375%, 4/1/97                  N/R       912      820,800

                                                       Face
                                              Moody's Amount
                                              Ratings  (000)     Value
--------------------------------------------------------------------------
------------
              Sheffield Steel
               Corp.
               First Mortgage
               Notes
               12.00%, 11/1/01                  N/R   $ 1,250 $  1,150,000
        (/8/) Silgan Holdings,
               Inc.
               Sr. Debentures
               0.00%, 12/15/02                   B3     1,000      935,000
              Sherritt, Inc.
               Debentures
               10.50%, 3/31/14                   B1       375      382,500
              Specialty Equipment Co., Inc.
               Sr. Sub. Notes
               11.375%,
               12/1/03                           B3     1,500    1,563,750
              Stone Container
               Corp.
               Sr. Notes
               9.875%, 2/1/01                    B1     1,450    1,431,875
              Synthetic
               Industries, Inc.
               Sr. Sub. Notes
               12.75%, 12/1/02                   B3     1,450    1,406,500
              Tracor, Inc.,
               Series A
               Gtd. Sr. Sub.
               Notes
               10.875%,
               8/15/01                           B2       500      520,000
              U.S. Leather,
               Inc.
               Sr. Notes
               10.25%, 7/31/03                   B2     1,750    1,470,000
              USG Corp.,
               Series B
               Sr. Sec.
               Debentures
               9.25%, 9/15/01                   Ba3       500      528,750
        (/3/) Walbro Corp.
               Gtd. Sr. Notes
               9.875%, 7/15/05                  Ba3       250      246,250
              Westpoint
               Stevens, Inc.
               Sr. Sub.
               Debentures
               9.375%,
               12/15/05                          B3       500      486,250
                                                              ------------
              GROUP TOTAL                                       29,270,375
                                                              ------------
--------------------------------------------------------------------------
------------
 OIL, GAS & ELECTRIC (4.3%)
              Energy Ventures,
               Inc.
               Series B
               Gtd. Sr. Notes
               10.25%, 3/15/04                   B1       500      520,000
              Forest Oil Corp.
               Sr. Sub. Notes
               11.25%, 9/1/03                    B3       500      470,000
              Giant
               Industries,
               Inc.
               Sr. Sub. Notes
               9.75%, 11/15/03                   B2       500      485,000
              Gulf Canada Resources Ltd.
               Sr. Sub.
               Debentures
               9.25%, 1/15/04                   Ba3       850      843,625
              HS Resources,
               Inc.
               Sr. Sub. Notes
               9.875%, 12/1/03                   B1       500      486,250
              Mesa, Inc.
               Secured Notes
               12.75%, 6/30/98                  Caa     1,725    1,591,313
              Oryx Energy Co.
               Notes
               9.75%, 9/15/98                   Ba3     1,000    1,005,000
              Petro PSC
               Properties L.P.
               Senior Notes
               12.50%, 6/1/02                    B3       500      492,500

                                                    Face
                                           Moody's Amount
                                           Ratings  (000)     Value
-----------------------------------------------------------------------
------------
              Petroleum Heat & Power Co.
               Sr. Sub
               Debentures
               12.25%, 2/1/05                 B2   $   200 $    216,000
              Southeastern
               Public Services
               Co.
               Sr. Sub.
               Debentures
               11.875%, 2/1/98               Caa       628      624,075
              Tesoro Petroleum Corp.
               Notes
               13.00%, 12/1/00                B2     1,000    1,020,000
              Wilrig A/S
               Sr. Secured Debentures
               11.25%, 3/15/04                B2     1,000    1,080,000
                                                           ------------
              GROUP TOTAL                                     8,833,763
                                                           ------------
-----------------------------------------------------------------------
------------
 RETAIL TRADE (5.9%)
              Big V Supermarkets, Inc.
               Sr. Sub. Notes
               11.00%, 2/15/04                B3     1,675    1,356,750
              Brylane L.P.
               Gtd. Sr. Sub.
               Notes
               10.00%, 9/1/03                 B2       500      465,000
              County Seat Stores, Inc.
               Sr. Sub. Notes
               12.00%, 10/1/02                B3     1,520    1,421,200
              Dairy Mart Conveniences
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                B3     1,750    1,470,000
              Duane Reade
               Corp.
               Sr. Notes
               12.00%, 9/15/02                B3     1,500    1,320,000
              Farm Fresh, Inc.
               Sr. Notes
               12.25%, 10/1/00                B2     1,360    1,176,400
              Finlay Fine Jewelry Corp.
               Sr. Notes
               10.625%, 5/1/03                B1       500      495,000
              Great American Cookie
               Series B
               Sr. Sec.
               Debentures
               10.875%,
               1/15/01                        B3     1,250    1,075,000
              Hills Stores
               Company
               Sr. Notes
               10.25%, 9/30/03                B1     1,250    1,162,500
              Pathmark Stores,
               Inc.:
        (/8/) Jr. Sub. Notes
              0.00%, 11/1/03                  B3     1,650    1,068,375
              Sr. Sub. Notes
              9.625%, 5/1/03                  B2       250      246,250
        (/4/) Town & Country Corp.
               Sr. Sub. Notes
               13.00%, 5/31/98               Caa       878      412,744
              Waban, Inc.
               Sr. Sub. Notes
               11.00%, 5/15/04               Ba3       500      511,250
                                                           ------------
              GROUP TOTAL                                    12,180,469
                                                           ------------
-----------------------------------------------------------------------
------------
 SERVICES (15.6%)
              Allied Waste Industries
               Sr. Sub. Notes
               12.00%, 2/1/04                 B3       400      416,000

                                                       Face
                                              Moody's Amount
                                              Ratings (000)     Value
-------------------------------------------------------------------------
------------
              American Banknote Corp.
               Series B, Sr.
               Notes
               11.625%, 8/1/02                   B2   $  750 $    487,500
              American
               Restaurant
               Group, Inc.,
               Series A Notes
               12.00%, 9/15/98                   B2    1,500    1,095,000
              Bally's Casino Holdings, Inc.
               Sr. Discount
               Notes
               Zero Coupon, 6/15/98              B2    1,500    1,140,000
              Bally's Health &
               Tennis Sr. Sub.
               Notes
               13.00%, 1/15/03                   B3    1,000      870,000
              Bally's Park
               Place Funding,
               Inc.
               First Mortgage Notes
               9.25%, 3/15/04                   Ba3      400      388,000
              Boomtown, Inc.
               First Mortgage Notes
               11.50%, 11/1/03                   B1      500      457,500
              Casino America,
               Inc.
               First Mortgage Bonds
               11.50%,
               11/15/01                          B1    1,000      960,000
              CCP Insurance,
               Inc.
               Sr. Notes
               10.50%,
               12/15/04                         Ba2    3,000    3,180,000
              Charter Medical
               Corp.
               Sr. Sub. Notes
               11.25%, 4/15/04                   B2      250      268,125
              Cinemark USA,
               Inc.
               Sr. Secured Debentures
               12.00%, 6/1/02                    B1      500      545,000
              Comdata Network,
               Inc.
               Sr. Sub.
               Debentures
               13.25%,
               12/15/02                          B3    1,000    1,180,000
              Community Health Systems
               Sr. Sub.
               Debentures
               10.25%,
               11/30/03                          B2      500      535,000
              Elsinore Corp.
               First Mortgage Notes
               12.50%, 10/1/00                  N/R    1,500      750,000
              G.B. Property
               Funding
               First Mortgage Notes
               10.875%,
               1/15/04                           B2    1,100      926,750
        (/4/) General Medical
               Corp.
               Series A, Sub.
               Debentures
               12.125%,
               8/15/05                           B3    1,887    1,953,045
              Gillett
               Holdings, Inc.
               Sr. Sub. Notes
               12.25%, 6/30/02                  N/R    1,000    1,050,000
              GNF Corp.,
               Series B
               First Mortgage Notes
               10.625%, 4/1/03                   B2    1,200    1,050,000
              Grand Casinos,
               Inc., Series B
               First Mortgage Notes
               12.50%, 2/1/00                   Ba3    1,000    1,080,000
              Griffin Gaming &
               Entertainment
               Mortgage Notes
               11.00%, 9/15/03                  N/R      975      887,250

                                                      Face
                                             Moody's Amount
                                             Ratings (000)     Value
------------------------------------------------------------------------
------------
    (/4/)(/6/) Hemmeter Enterprises, Inc.
                Sr. Notes
                12.00%,
                12/15/00                       N/R   $  892 $    356,630
               ICON Health & Fitness, Inc.
                Series B
                Sr. Sub. Notes
                13.00%, 7/15/02                 B3      500      525,000
               Kloster Cruise
                Ltd.
                Secured Notes
                13.00%, 5/1/03                 Caa    1,250      900,000
               Meditrust
                Convertible
                Debentures
                7.50%, 3/1/01                 Baa3    3,000    3,030,000
               Motels of
                America, Inc.
                Series B
                Sr. Sub. Notes
                12.00%, 4/15/04                 B3      500      500,000
               OrNda
                HealthCorp.
                Sr. Sub. Notes
                12.25%, 5/15/02                 B2    1,000    1,105,000
               Red Roof Inns,
                Inc.
                Sr. Exchange
                Notes
                9.625%,
                12/15/03                        B3      900      875,250
               Santa Fe Hotel,
                Inc.
                First Mortgage Notes
                11.00%,
                12/15/00                        B2      363      268,620
               Sea Containers
                Ltd.
                Sr. Sub.
                Debentures
                12.50%, 12/1/04                 B1      500      535,000
               Solon Automated
                Services
                Sr. Notes
                12.75%, 7/15/01                 B1    1,000    1,000,000
               Station Casinos,
                Inc.
                Sr. Sub. Notes
                9.625%, 6/1/03                  B2      450      429,187
               Trump Castle Funding, Inc.
                Sub. Notes
                11.75%,
                11/15/03                       Caa      400      309,000
               Trump Plaza Funding, Inc.
                First Mortgage Notes
                10.875%,
                6/15/01                         B3      850      778,813
    (/4/)(/10/)Trump Taj Mahal Funding
                Debentures
                11.35%,
                11/15/99                       Caa    1,804    1,601,353
               Wright Medical Technology
                Series B
                Sr. Secured Debentures
                10.75%, 7/1/00                  B3    1,000    1,005,000
                                                            ------------
               GROUP TOTAL                                    32,438,023
                                                            ------------
------------------------------------------------------------------------
------------
 TRANSPORTATION (2.4%)
               CHC Helicopter
                Corp.
                Sr. Sub. Notes
                11.50%, 7/15/02                 B3      750      656,250
               Ferrovie dello
                Stato Notes
                9.125%, 7/6/09                 N/R    3,000    3,515,850

                                                    Face
                                           Moody's Amount
                                           Ratings (000)     Value
----------------------------------------------------------------------
------------
              USAir, Inc.
               Gtd. Sr. Notes
               10.00%, 7/1/03                 B3   $1,000 $    825,000
                                                          ------------
              GROUP TOTAL                                    4,997,100
                                                          ------------
----------------------------------------------------------------------
------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $174,719,698)                                      173,053,103
                                                          ------------
----------------------------------------------------------------------
------------
 GOVERNMENT & AGENCY SECURITIES (3.3%)
----------------------------------------------------------------------
------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)
  Federal National Mortgage Association
              REMIC Series 89-
               23D
               10.20%, 9/25/18               Aaa    4,348    4,557,226
              Strip Series H-2
               11.50%, 5/1/09                Aaa    1,409    1,526,661
                                                          ------------
              GROUP TOTAL                                    6,083,887
                                                          ------------
----------------------------------------------------------------------
------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.2%)
              Various Pools:
               10.50%,
               9/15/15-
               8/15/16                       Aaa      359      397,407
                                                          ------------
----------------------------------------------------------------------
------------
 U.S. TREASURY BOND (0.2%)
              7.125%, 2/15/23                Aaa      290      307,809
                                                          ------------
----------------------------------------------------------------------
------------
 TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $6,769,704)                                          6,789,103
                                                          ------------
----------------------------------------------------------------------
------------
 COLLATERALIZED SECURITY (3.8%)
----------------------------------------------------------------------
------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (3.8%)
              Drexel, Burnham & Lambert Trust
               REMIC-PAC, Series S-2
              9.00%, 8/1/18                  Aaa    7,801    7,925,686
                                                          ------------
----------------------------------------------------------------------
------------
 TOTAL COLLATERALIZED SECURITY
  (Cost $8,318,253)                                          7,925,686
                                                          ------------
----------------------------------------------------------------------
------------
 ASSET BACKED OBLIGATIONS (3.3%)
----------------------------------------------------------------------
------------
              Green Tree Financial Corp.
               Manufactured Housing
               Installment Sale Contracts
               Series 1993-4, Class B1
               7.20%, 1/15/19               Baa3    2,000    1,960,000
              Household
               Affinity Credit
               Card Master
               Trust I Series
               93-B, Class B
               4.95%, 3/15/99                 A2    2,500    2,461,700
        (/9/) Merrill Lynch
               Home Equity
               Acceptance
               Trust
               Series 1994-A,
               Class A2
               6.625%, 7/17/22                A3    2,311    2,307,758
        (/3/) Resolution Trust
               Co.
               Series 1994-N1A, Class 2
               6.00%, 1/15/04               Baa2      194      193,266
                                                          ------------
----------------------------------------------------------------------
------------
 TOTAL ASSET BACKED OBLIGATIONS
  (Cost $6,848,198)                                          6,922,724
                                                          ------------
----------------------------------------------------------------------
------------


                                                    Shares   Value
----------------------------------------------------------------------
------------
 COMMON STOCKS (0.6%)
----------------------------------------------------------------------
------------
 COMMUNICATIONS (0.0%)
                      Pagemart, Inc.                 7,000 $         0
                                                           -----------
----------------------------------------------------------------------
------------
 CONSUMER PRODUCTS (0.4%)
      (/1/)(/5/)(/6/) Applause Enterprises, Inc.
                       (acquired 11/8/91, cost
                       $144,400)                     3,800      13,300
                (/1/) Mail-Well, Inc.                2,500           0
                (/1/) Specialty Foods, Inc.         30,000      37,500
      (/1/)(/5/)(/6/) TLC Beatrice International
                       Holdings, Inc.
                       (acquired 11/19/91-
                       11/26/91,
                       cost $1,018,750)             25,000     750,000
                                                           -----------
                      GROUP TOTAL                              800,800
                                                           -----------
----------------------------------------------------------------------
------------
 FINANCE (0.0%)
                      Capital Holding Corp.          6,667       1,667
 (/1/)(/5/)(/6/)(/7/) Westfed Holdings, Inc.,
                       Series B (acquired
                       9/20/88, cost $383)          12,670           0
                                                           -----------
                      GROUP TOTAL                                1,667
                                                           -----------
----------------------------------------------------------------------
------------
 MANUFACTURING (0.2%)
      (/5/)(/6/)(/7/) CIC I Acquisition Corp.
                       (acquired 10/18/89,
                       cost $1,076,715)              2,944     200,192
                (/1/) Polyvision Corp.               6,731      21,034
                      Thermoscan Inc., Class B       6,500     104,000
                                                           -----------
                      GROUP TOTAL                              325,226
                                                           -----------
----------------------------------------------------------------------
------------
 RETAIL TRADE (0.0%)
      (/1/)(/5/)(/6/) Jewel Recovery L.P.
                       (acquired 7/30/93, cost
                       $0)                          49,559           0
                                                           -----------
----------------------------------------------------------------------
------------
 SERVICES (0.0%)
      (/1/)(/5/)(/6/) Lady Luck Gaming Corp.
                       (acquired 2/15/94-2/18/94,
                       cost $144,532)               11,040       4,416
           (/1/)(/3/) Motels of America, Inc.          500      37,500
                                                           -----------
                      GROUP TOTAL                               41,916
                                                           -----------
----------------------------------------------------------------------
------------
 TOTAL COMMON STOCKS
  (Cost $2,578,200)                                          1,169,609
----------------------------------------------------------------------
------------
 PREFERRED STOCKS (1.2%)
----------------------------------------------------------------------
------------
 COMMUNICATIONS (0.4%)
                      Cablevision Systems Corp.,
                       Class G                       4,075     411,575
                (/3/) SD Warren Co.                 12,000     372,000
                                                           -----------
                      GROUP TOTAL                              783,575
                                                           -----------
----------------------------------------------------------------------
------------
 FINANCE (0.0%)
 (/1/)(/5/)(/6/)(/7/) Westfed Holdings, Inc.,
                       Class A (acquired 9/20/88-
                       6/18/93,
                       cost $3,611,992)             42,759           0
                                                           -----------
----------------------------------------------------------------------
------------
 MANUFACTURING (0.0%)
                      Alpine Group, Inc.             3,696     166,320
                                                           -----------
----------------------------------------------------------------------
------------
 OIL, GAS & ELECTRIC (0.8%)
                (/1/) Consolidated Hydro, Inc.,
                       Class H                       3,000   1,635,000
                                                           -----------
----------------------------------------------------------------------
------------
 TOTAL PREFERRED STOCKS
  (Cost $5,923,138)                                          2,584,895
                                                           -----------
----------------------------------------------------------------------
------------



                                                                Shares    Value
-----------------------------------------------------------------------------------
------------
 WARRANTS (0.3%)
-----------------------------------------------------------------------------------
------------
           (/1/) American Telecasting, Inc., expiring 6/23/99      540 $        540
      (/1/)(/3/) Boomtown, Inc., expiring 11/1/98                  500            0
 (/1/)(/3/)(/6/) Capital Gaming International, expiring
                  2/1/99                                         5,687           74
           (/1/) Casino America Corp., expiring 11/15/95         3,263            0
           (/1/) Casino Magic Corp., expiring 10/14/96           9,000          450
           (/1/) CHC Helicopter,
                  expiring 12/15/00                              6,000        6,000
           (/1/) Commodore Media, Inc., expiring 5/1/00            300        2,400
           (/1/) Consolidated Hydro, Inc., expiring 12/31/03     5,400       27,000
           (/1/) County Seat Stores, expiring 10/15/98           1,520        2,280
      (/1/)(/6/) Crown Packaging Holdings, expiring 11/1/03      2,000       50,000
           (/1/) Dial Call Communications, expiring 4/25/99        750        1,500
      (/1/)(/3/) Elsinore Corp.,
                  expiring 10/8/98                              79,941            0
                 General Media,
           (/1/)  expiring 12/22/00                                500        5,000
           (/1/)  expiring 12/31/00                                625        6,250
      (/1/)(/3/) Great American Cookie, expiring 1/30/00           225            0
           (/1/) Gulf States Steel Acquisition Corp, expiring
                  4/15/00                                          400            0
           (/1/) Hemmeter, expiring 12/15/99                     9,000            0
           (/1/) Icon Health Fitness, Inc., expiring 11/14/99      500            0
           (/1/) MVE Inc., expiring 2/15/02                        650            0
           (/1/) Petro Shopping Centers L.P., expiring 6/1/97      500       17,000
           (/1/) Presidential Riverboat Casinos, expiring
                  9/23/96                                        6,000            0
      (/1/)(/3/) Purity Supreme, expiring 8/1/97                 5,198            0
      (/1/)(/3/) Renaissance Cosmetics, expiring 4/3/01          3,000       52,500
           (/1/) SD Warren Co., expiring 12/15/06               12,000       84,000
           (/1/) Sheffield Steel Corp.,
                  expiring 11/1/01                               6,250       31,250
           (/1/) Spanish Broadcasting,
                  expiring 6/29/99                               1,500      300,000
           (/1/) Uniroyal Technology Corp., expiring 6/1/03      5,000       12,500
           (/1/) United International Holdings, expiring
                  11/15/99                                       2,950            0
      (/1/)(/3/) Wright Medical Technology, Inc. expiring
                  6/30/03                                          618      101,911
                                                                       ------------
-----------------------------------------------------------------------------------
------------
 TOTAL WARRANTS
  (Cost $435,674)                                                           700,655
                                                                       ------------
-----------------------------------------------------------------------------------
------------

                                                       Face
                                              Moody's Amount
                                              Ratings  (000)     Value
--------------------------------------------------------------------------
------------
 UNITS (2.0%)
--------------------------------------------------------------------------
------------
                      Cellular
                       Communications, Inc.
                       Zero Coupon, 8/15/00      B3   $ 2,000 $  1,100,000
      (/3/)(/6/)      Decorative Home
                       13.00%, 6/30/02          N/R       500      502,500
                      Horseshoe Gaming
                       12.75%, 9/15/00          N/R       500      490,000
 (/3/)(/6/)(/8/)      In-Flight Phone Corp.
                       0.00%, 5/15/02           Caa     1,000      400,000
      (/3/)(/8/)      Intelcom Group,
                       Inc. 0.00%,
                       9/15/05                  N/R       650      364,000
           (/3/)      Terex Corp.
                       13.75%, 5/15/02          Caa     1,500    1,230,000
                                                              ------------
--------------------------------------------------------------------------
------------
 TOTAL UNITS
  (Cost $4,601,152)                                              4,086,500
                                                              ------------
--------------------------------------------------------------------------
------------
 SHORT-TERM INVESTMENT (1.1%)
--------------------------------------------------------------------------
------------
 REPURCHASE AGREEMENT (1.1%)
                      Sanwa Securities,
                       6.20%, dated 9/29/95,
                       due 10/2/95, to be
                       repurchased at
                       $2,279,177,
                       collateralized by
                       $2,236,000 U.S.
                       Treasury Notes 6.50%,
                       due 9/30/96, valued at
                       $2,323,820
                       (Cost $2,278,000)               $2,278    2,278,000
                                                              ------------
--------------------------------------------------------------------------
------------
 TOTAL INVESTMENTS (98.9%)
  (Cost $212,472,017)                                          205,510,275
                                                              ------------
--------------------------------------------------------------------------
------------
 OTHER ASSETS IN EXCESS OF
  LIABILITIES (1.1%)                                             2,308,744
                                                              ------------
--------------------------------------------------------------------------
------------
 NET ASSETS (100%)
--------------------------------------------------------------------------
------------
  Applicable to 24,385,367 issued and outstanding
   $ .001 par value shares (authorized 100,000
   shares)                                                    $207,819,019
                                                              ------------
--------------------------------------------------------------------------
------------
 NET ASSET VALUE PER SHARE                                           $8.52
                                                                     -----
--------------------------------------------------------------------------
------------

N/R--Not Rated
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit.

(/1/) Non-income producing security.
(/2/) Defaulted)security.
(/3/) 144A Security. Certain conditions for public sale may exist.
(/4/) Payment in kind bond. Market value includes accrued interest.
(/5/) Restricted as to private and public resale. Total cost of restricted securities at September 30, 1995 aggregated $5,996,772. Total market value of restricted securities owned at September 30, 1995 was $967,908 or 0.5% of net assets.

(/6/)  Private Placement.
(/7/) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(/8/) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter.
(/9/) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1995.
(/10/) 9.375% of 11.35% represents amount paid in cash, the remainder is payment in kind.